OTHER ASSETS	12 Months Ended
Jun. 30, 2020
OTHER ASSETS [Abstract]
OTHER ASSETS
8.	OTHER ASSETS

	Note	June 30, 2020	June 30, 2019
		(US$’000)
Deposits		3,087	1,930
Prepayments	8.1	918	909
Other		829	559
Other Assets		4,834	3,398

8.1.	These include prepayments for call center optimization services which are amortized over 120 months.